Exhibit 99.5
GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	8/21/2006
Collection Period Ended:	7/31/2006
Closing Date:	6/30/2006
Next Payment Date:	9/20/2006
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013
Note Payment Detail

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance

A	36159LAR7	5.47600%	477,500,000.00	477,500,000.00	0.00	3,776,918.89	3,776,918.89	477,500,000.00
B	36159LAS5	5.64600%	17,500,000.00	17,500,000.00	0.00	142,718.33	142,718.33	17,500,000.00
C	36159LAT3	5.83600%	5,000,000.00	5,000,000.00	0.00	42,148.89	42,148.89	5,000,000.00

TOTALS			500,000,000.00	500,000,000.00	0.00	3,961,786.11	3,961,786.11	500,000,000.00

Beginning of Month Balance			7,065,244,925.82
New Volume			1,873,656,594.96
Principal Collections			2,318,291,141.32
Defaulted Amount			803,570.35

End of Month Balance			6,619,806,809.11

Annualized Yield			8.82%
Overconcentrations
Are there any Dealer Overconcentrations?		Yes
Dealer 1 excess	6,122,516.31
Are there any Manufacturer Overconcentrations?		No
	0.00
Are there any Product Line Overconcentrations?		No
	0.00

	Total	Overconcentration
Collections
Principal Collections	2,318,291,141.32	23,217.44	2,318,267,923.88
Non Principal Collections	66,034,034.35	667.82	66,033,366.53

Total Collections	2,384,325,175.67	23,885.26	2,384,301,290.41
Defaults
Default Amount	803,570.35	0.00	803,570.35
Series Allocation Percentage			7.08%
Investor Default Amount			56,917.16
Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	8/21/2006
Collection Period Ended:	7/31/2006
Closing Date:	6/30/2006
Next Payment Date:	9/20/2006
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Allocation of Available Non Principal Collections
Series Allocation Percentage	7.08%
Available Non Principal Collections Allocated to Series		4,677,165.43

Application of Available Non Principal Collections and Available Principal Collections

(a) Available Non Principal Collections Allocated to Series		4,850,775.00
(i) (A) Amount to Indenture Trustee		0.00
(B) Amount to Trustee		0.00
(C) Amount to Administrator		100.00
(D) Amount to Custodian		0.00

(ii) Noteholder Servicing Fee		888,888.89
Unpaid Servicer Advances and interest thereon		0.00

(iii) Class A Monthly Interest		3,776,918.89
(iv) Class B Monthly Interest		142,718.33
(v) Class C Monthly Interest		42,148.89

(vi) Investor Default Amount (treated as Available Principal Collections)	56,917.16
Required Deposit to Principal Account		0.00

(vii) Investor Charge-offs	0.00

Reimbursement of Investor Charge-offs	0.00
Unreimbursed Investor Charge-offs	0.00
Reallocation Principal Collections	0.00
Reimbursement of Reallocated Principal Collections	0.00
Unreimbursed Reallocated Principal Collections	0.00
Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections		0.00

(viii) Amount Required to be Deposited to the Reserve Account		0.00

(ix) Remaining Amounts due to:
Indenture Trustee		0.00
Trustee		0.00
Administrator		0.00
Custodian		0.00
(x) Amounts otherwise required to be Deposited to Principal Account		0.00

GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	8/21/2006
Collection Period Ended:	7/31/2006
Closing Date:	6/30/2006
Next Payment Date:	9/20/2006
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Excess Non Principal Collections for Series 2004-1	0.00
Excess Non Principal Collections for Series 2004-2	3,631,129.11
Excess Non Principal Collections for Series 2005-1	3,574,423.78
Excess Non Principal Collections for Series 2005-2	2,152,644.14
Excess Non Principal Collections for Series 2006-1	0.00
Excess Non Principal Collections for Series 2006-2	0.00

Total Excess Non Principal Collections	9,358,197.03

Non Principal Shortfalls for Series 2004-1	0.00
Non Principal Shortfalls for Series 2004-2	0.00
Non Principal Shortfalls for Series 2005-1	0.00
Non Principal Shortfalls for Series 2005-2	0.00
Non Principal Shortfalls for Series 2006-1	389,870.40
Non Principal Shortfalls for Series 2006-2	173,609.57

Total Non Principal Shortfalls	563,479.97

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2004-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2004-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-1	389,870.40
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	173,609.57

Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	563,479.97

Released to Transferor	8,794,717.06

(b) Revolving Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement	164,203,692.00
Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	164,203,692.00

Controlled Accumulation Period
(c) Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:	0.00

Class A	0.00
Class B	0.00
Class C	0.00
(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	8/21/2006
Collection Period Ended:	7/31/2006
Closing Date:	6/30/2006
Next Payment Date:	9/20/2006
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Early Amortization Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,728,285,237.66
Aggregate Principal Shortfall for Principal Sharing Series	0.00

Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2004-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2004-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00

Amount Deposited into the Excess Funding Account	0.00

Released to Transferor	1,728,285,237.66

Reserve Account (Series Level Account)
Beginning Reserve Account Amount	12,500,000.00

Required Reserve Account Amount
Required Reserve Account Percentage	2.50%
Note Principal Balance	500,000,000.00

Required Reserve Account Amount	12,500,000.00

Reserve Account Deficiency	0.00
Reserve Account Deposits	55,694.21
Reserve Account Withdrawals	55,694.21

Ending Reserve Account Amount	12,500,000.00

GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	8/21/2006
Collection Period Ended:	7/31/2006
Closing Date:	6/30/2006
Next Payment Date:	9/20/2006
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Non Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	3,961,786.11
Disbursements	3,961,786.11
Ending Balance	0.00

Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Free Equity Amount

Note Trust Principal Balance	6,619,806,809.11
Aggregate Collateral Amount for all Series of Notes	5,262,626,000.00

Free Equity Amount	1,357,180,809.11

Minimum Free Equity Percentage	3.00%
Outstanding Principal Balance	5,250,000,000.00

Minimum Free Equity Amount	157,500,000.00

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	8/21/2006
Collection Period Ended:	7/31/2006
Closing Date:	6/30/2006
Next Payment Date:	9/20/2006
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Summary of Allocation of Collections

Total Principal Collections	2,318,267,923.88
Principal Collections Allocated to Series 2004-1	0.00
Principal Collections Allocated to Series 2004-2	414,655,701.64
Principal Collections Allocated to Series 2005-1	410,509,230.01
Principal Collections Allocated to Series 2005-2	246,305,537.99
Principal Collections Allocated to Series 2006-1	492,611,076.01
Principal Collections Allocated to Series 2006-2	164,203,692.00

Principal Collections Not Allocated to Any Series and Released to Transferor	589,982,686.23

Total Non Principal Collections	66,033,366.53
Non Principal Collections Allocated to Series 2004-1	0.00
Non Principal Collections Allocated to Series 2004-2	11,811,021.34
Non Principal Collections Allocated to Series 2005-1	11,692,913.56
Non Principal Collections Allocated to Series 2005-2	7,015,748.13
Non Principal Collections Allocated to Series 2006-1	14,031,496.28
Non Principal Collections Allocated to Series 2006-2	4,677,165.43

Non Principal Collections Not Allocated to Any Series and Released to Transferor	16,805,021.79

GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	8/21/2006
Collection Period Ended:	7/31/2006
Closing Date:	6/30/2006
Next Payment Date:	9/20/2006
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013
Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?			No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?			No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?			No

(4) Has the master servicer made any Servicer Advances during the previous collection period?			No

(5) Has an early amortization event occurred?			No

(6) Have any Payment Rate Triggers been met?			No

Average Monthly Payment Rates < 25%
Current Monthly Payment Rate		32.81%
Prior Monthly Payment Rate		38.23%
Second Prior Monthly Payment Rate		37.95%

3 Month Average Monthly Payment Rate		36.33%

(7) Reserve Account balance < Reserve Account trigger			No

Reserve Account balance		12,500,000.00
(A) Required Reserve Account Percentage minus 0.25%		2.25
times (B) Note Principal Balance		500,000,000.00

Reserve Account trigger		11,250,000.00

(8) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer			No

Current Month	2.29%
Prior Month	2.00%
Second Prior Month	21.54%
Third Prior Month	16.50%
Fourth Prior Month	13.31%
Fifth Prior Month	7.84%

(9) Have any new series been issued during the related monthly collection period?			No

(10) Have any account additions or account removals occurred during the related monthly collection period?			No

GE Dealer Floorplan Master Note Trust
2006-2

Payment Date:	8/21/2006
Collection Period Ended:	7/31/2006
Closing Date:	6/30/2006
Next Payment Date:	9/20/2006
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013
Delinquency

	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
31- 60	$3.0	0.04%
61- 90	2.0	0.03%
91- 120	1.6	0.02%
121- 150	1.0	0.01%
151- 180	0.4	0.01%

Total	$8.0	0.11%